Borrowing Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary Of Estimated Fair Value Of The 2022 And 2023 Notes Embedded Derivative
The estimated fair value of the 2022 Notes embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2021	$172
Change in fair value	141

Fair value prior to Closing	313
Payoff of 2022 Notes	(313)

Fair value as of June 30, 2022	$—

The estimated fair value of the 2023 Notes embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2021	$26,017
Change in fair value	3,636

Fair value prior to Closing	29,653
Conversion of 2023 Notes	(29,653)

Fair value as of June 30, 2022	$—

The estimated fair value of the embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2019	$1,192
Change in fair value	(643)

Fair value as of December 31, 2020	549
Conversion of 2023 Notes	(377)

Fair value as of December 31, 2021	$172

The estimated fair value of the embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2019	$—
Additions	5,231
Change in fair value	(759)

Fair value as of December 31, 2020	4,472
Additions	17,540
Change in fair value	4,005

Fair value as of December 31, 2021	$26,017

Schedule of interest expense
The following table represents the total amount of interest expense recognized on the 2022 Notes and 2023 Notes for the three and six months ended June 30, 2022 and 2021 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Contractual interest expense	$—	$2,368	$1,052	$4,123
Accretion of debt discount	—	2,830	38,757	4,687
Accretion of debt issuance costs	—	82	223	155

Total interest expense	$—	$5,280	$40,032	$8,965

The following table represents the total amount of interest expense recognized in interest expense, net on the consolidated statements of operations (in thousands):

	For the Years Ended December 31,
	2021	2020
Contractual interest expense	$3,074	$2,850
Accretion of debt discount	560	519
Accretion of debt issuance costs	233	233

	$3,867	$3,602

The following table represents the total amount of interest cost recognized relating to the 2023 Notes for the years ended December 31, 2021 and 2020 (in thousands):

	For the Years Ended December 31,
	2021	2020
Contractual interest expense	$5,895	$923
Accretion of debt discount	11,639	104
Accretion of debt issuance costs	87	1,714

	$17,621	$2,741

Summary of the company's outstanding borrowing arrangements
The following table summarizes the Company’s outstanding borrowing arrangements:

	As of December 31,
	2021	2020
2022 Notes	$34,355	31,741
2023 Notes	71,633	17,037
PPP Loan	—	2,515

	$105,988	$51,293
Less: Unamortized debt issuance costs and discounts	(38,853)	(11,893)

Total	$67,135	$39,400